CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	4,173,675	4,173,675
Common stock, outstanding	4,168,414	4,168,414
Treasury stock	5,261	5,261